Offerings - Offering: 1	Sep. 02, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares, par value of $0.01 per share
Amount Registered | shares	213,710,538
Proposed Maximum Offering Price per Unit	11.2750
Maximum Aggregate Offering Price	$ 2,409,586,316.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 368,907.66
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), Kyivstar Group Ltd. (the “Company”) is also registering an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) of the Securities Act, the proposed maximum offering price per share and proposed maximum aggregate offering price are based upon the average of the high and low prices of the Company's common shares as reported on The Nasdaq Stock Market LLC on September 2, 2025, which date is within five business days prior to the filing of this Registration Statement.

With respect to the Company’s registration statement on Form F-4 (File No. 333-287802) (the “F-4 Registration Statement”), first filed with the Securities and Exchange Commission (the “SEC”) on June 5, 2025 (the “First F-4 Filing”), the Company inadvertently included 195,554,070 Company common shares in the Calculation of Filing Fee Tables included as an exhibit to the First F-4 Filing (the “Unregistered Shares”). The Company made a payment of $354,481.65 in respect of the Unregistered Shares (the “Unregistered Shares Payment”). As part of pre-effective amendment no. 1 to the F-4 Registration Statement, filed with the SEC on June 24, 2025 (the “Second F-4 Filing”), the Company filed amended Calculation of Filing Fee Tables included as an exhibit to the Second F-4 Filing, correcting the number of Company common shares being registered under the F-4 Registration Statement to exclude the Unregistered Shares. Accordingly, the Unregistered Shares were not registered under the F-4 Registration Statement at the time it was declared effective by the SEC, on July 22, 2025. Furthermore, 5,847,015 Company common shares registered under the F-4 Registration Statement remained unsold after completion of the offering made under the F-4 Registration Statement (the “Unsold Shares”). The Company made a payment of $10,598.91 in respect of the Unsold Shares (the “Unsold Shares Payment”). The aggregate amount paid by the Company in respect of the Unregistered Shares Payment and the Unsold Shares Payment is equal to $365,080.56. The amount of total fee offsets included herein represents the amount of the overpayment that was made.